Shareholder Report		6 Months Ended	12 Months Ended
		Feb. 28, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard World Fund
Entity Central Index Key		0000052848
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000209798
Shareholder Report [Line Items]
Fund Name		FTSE Social Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VFTAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[1]	0.13%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 24,856,000,000
Holdings Count | Holding		398
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$24,856
Number of Portfolio Holdings	398
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	15.7%
Consumer Staples	4.0%
Energy	0.0%
Financials	9.4%
Health Care	10.3%
Industrials	6.8%
Real Estate	2.3%
Technology	46.4%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012204
Shareholder Report [Line Items]
Fund Name		FTSE Social Index Fund
Class Name		Institutional Shares
Trading Symbol		VFTNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[2]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 24,856,000,000
Holdings Count | Holding		398
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$24,856
Number of Portfolio Holdings	398
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	15.7%
Consumer Staples	4.0%
Energy	0.0%
Financials	9.4%
Health Care	10.3%
Industrials	6.8%
Real Estate	2.3%
Technology	46.4%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012206
Shareholder Report [Line Items]
Fund Name		Materials Index Fund
Class Name		ETF Shares
Trading Symbol		VAW
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[3]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 4,733,000,000
Holdings Count | Holding		115
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$4,733
Number of Portfolio Holdings	115
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Chemicals	48.4%
Construction Materials	12.7%
Containers & Packaging	10.4%
Metals & Mining	27.6%
Paper & Forest Products	0.5%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012205
Shareholder Report [Line Items]
Fund Name		Materials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VMIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[4]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 4,733,000,000
Holdings Count | Holding		115
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$4,733
Number of Portfolio Holdings	115
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Chemicals	48.4%
Construction Materials	12.7%
Containers & Packaging	10.4%
Metals & Mining	27.6%
Paper & Forest Products	0.5%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012209
Shareholder Report [Line Items]
Fund Name		Communication Services Index Fund
Class Name		ETF Shares
Trading Symbol		VOX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[5]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,323,000,000
Holdings Count | Holding		119
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,323
Number of Portfolio Holdings	119
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Diversified Telecommunication Services	11.2%
Entertainment	24.7%
Interactive Media & Services	47.8%
Media	12.7%
Wireless Telecommunication Services	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012208
Shareholder Report [Line Items]
Fund Name		Communication Services Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[6]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,323,000,000
Holdings Count | Holding		119
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,323
Number of Portfolio Holdings	119
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Diversified Telecommunication Services	11.2%
Entertainment	24.7%
Interactive Media & Services	47.8%
Media	12.7%
Wireless Telecommunication Services	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012210
Shareholder Report [Line Items]
Fund Name		U.S. Growth Fund
Class Name		Investor Shares
Trading Symbol		VWUSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent	[7]	0.37%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 43,704,000,000
Holdings Count | Holding		109
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$43,704
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	13.6%
Consumer Staples	1.2%
Financials	6.0%
Health Care	10.7%
Industrials	6.3%
Information Technology	42.2%
Materials	0.3%
Other	0.3%
Real Estate	1.3%
Utilities	0.5%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012211
Shareholder Report [Line Items]
Fund Name		U.S. Growth Fund
Class Name		Admiral™ Shares
Trading Symbol		VWUAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 13
Expense Ratio, Percent	[8]	0.27%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 43,704,000,000
Holdings Count | Holding		109
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$43,704
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	13.6%
Consumer Staples	1.2%
Financials	6.0%
Health Care	10.7%
Industrials	6.3%
Information Technology	42.2%
Materials	0.3%
Other	0.3%
Real Estate	1.3%
Utilities	0.5%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012213
Shareholder Report [Line Items]
Fund Name		Utilities Index Fund
Class Name		ETF Shares
Trading Symbol		VPU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[9]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,029,000,000
Holdings Count | Holding		70
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,029
Number of Portfolio Holdings	70
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Electric Utilities	61.7%
Gas Utilities	4.8%
Independent Power and Renewable Electricity Producers	6.0%
Multi-Utilities	24.0%
Water Utilities	3.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012212
Shareholder Report [Line Items]
Fund Name		Utilities Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VUIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[10]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,029,000,000
Holdings Count | Holding		70
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,029
Number of Portfolio Holdings	70
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Electric Utilities	61.7%
Gas Utilities	4.8%
Independent Power and Renewable Electricity Producers	6.0%
Multi-Utilities	24.0%
Water Utilities	3.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012215
Shareholder Report [Line Items]
Fund Name		Consumer Discretionary Index Fund
Class Name		ETF Shares
Trading Symbol		VCR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[11]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,681,000,000
Holdings Count | Holding		288
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,681
Number of Portfolio Holdings	288
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Automobile Components	2.0%
Automobiles	19.1%
Broadline Retail	25.8%
Distributors	0.7%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	20.9%
Household Durables	5.0%
Leisure Products	1.0%
Specialty Retail	20.0%
Textiles, Apparel & Luxury Goods	3.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012214
Shareholder Report [Line Items]
Fund Name		Consumer Discretionary Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VCDAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[12]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,681,000,000
Holdings Count | Holding		288
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,681
Number of Portfolio Holdings	288
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Automobile Components	2.0%
Automobiles	19.1%
Broadline Retail	25.8%
Distributors	0.7%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	20.9%
Household Durables	5.0%
Leisure Products	1.0%
Specialty Retail	20.0%
Textiles, Apparel & Luxury Goods	3.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012217
Shareholder Report [Line Items]
Fund Name		Consumer Staples Index Fund
Class Name		ETF Shares
Trading Symbol		VDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[13]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 9,866,000,000
Holdings Count | Holding		107
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$9,866
Number of Portfolio Holdings	107
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Beverages	19.4%
Consumer Staples Distribution & Retail	38.4%
Food Products	14.1%
Household Products	16.1%
Life Sciences Tools & Services	0.0%
Personal Care Products	3.5%
Tobacco	8.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012216
Shareholder Report [Line Items]
Fund Name		Consumer Staples Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VCSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[14]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 9,866,000,000
Holdings Count | Holding		107
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$9,866
Number of Portfolio Holdings	107
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Beverages	19.4%
Consumer Staples Distribution & Retail	38.4%
Food Products	14.1%
Household Products	16.1%
Life Sciences Tools & Services	0.0%
Personal Care Products	3.5%
Tobacco	8.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012219
Shareholder Report [Line Items]
Fund Name		Energy Index Fund
Class Name		ETF Shares
Trading Symbol		VDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[15]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,325,000,000
Holdings Count | Holding		110
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,325
Number of Portfolio Holdings	110
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	39.0%
Oil & Gas Drilling	1.4%
Oil & Gas Equipment & Services	11.1%
Oil & Gas Exploration & Production	22.4%
Oil & Gas Refining & Marketing	9.3%
Oil & Gas Storage & Transportation	15.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012218
Shareholder Report [Line Items]
Fund Name		Energy Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VENAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[16]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,325,000,000
Holdings Count | Holding		110
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,325
Number of Portfolio Holdings	110
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	39.0%
Oil & Gas Drilling	1.4%
Oil & Gas Equipment & Services	11.1%
Oil & Gas Exploration & Production	22.4%
Oil & Gas Refining & Marketing	9.3%
Oil & Gas Storage & Transportation	15.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012221
Shareholder Report [Line Items]
Fund Name		Financials Index Fund
Class Name		ETF Shares
Trading Symbol		VFH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[17]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 13,887,000,000
Holdings Count | Holding		423
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$13,887
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Banks	28.7%
Capital Markets	24.9%
Consumer Finance	4.8%
Financial Services	22.4%
Insurance	15.0%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012220
Shareholder Report [Line Items]
Fund Name		Financials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VFAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[18]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 13,887,000,000
Holdings Count | Holding		423
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$13,887
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Banks	28.7%
Capital Markets	24.9%
Consumer Finance	4.8%
Financial Services	22.4%
Insurance	15.0%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012223
Shareholder Report [Line Items]
Fund Name		Health Care Index Fund
Class Name		ETF Shares
Trading Symbol		VHT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[19]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 20,252,000,000
Holdings Count | Holding		415
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$20,252
Number of Portfolio Holdings	415
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Biotechnology	22.8%
Health Care Equipment & Supplies	18.9%
Health Care Providers & Services	16.3%
Health Care Technology	0.6%
Life Sciences Tools & Services	8.5%
Other	0.0%
Pharmaceuticals	32.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012222
Shareholder Report [Line Items]
Fund Name		Health Care Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VHCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[20]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 20,252,000,000
Holdings Count | Holding		415
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$20,252
Number of Portfolio Holdings	415
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Biotechnology	22.8%
Health Care Equipment & Supplies	18.9%
Health Care Providers & Services	16.3%
Health Care Technology	0.6%
Life Sciences Tools & Services	8.5%
Other	0.0%
Pharmaceuticals	32.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012225
Shareholder Report [Line Items]
Fund Name		Industrials Index Fund
Class Name		ETF Shares
Trading Symbol		VIS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[21]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 8,128,000,000
Holdings Count | Holding		389
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$8,128
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Aerospace & Defense	24.1%
Air Freight & Logistics	3.2%
Building Products	6.1%
Commercial Services & Supplies	5.8%
Construction & Engineering	4.5%
Electrical Equipment	11.9%
Ground Transportation	8.0%
Industrial Conglomerates	3.4%
Machinery	20.6%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	5.4%
Trading Companies & Distributors	4.6%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012224
Shareholder Report [Line Items]
Fund Name		Industrials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VINAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[22]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 8,128,000,000
Holdings Count | Holding		389
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$8,128
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Aerospace & Defense	24.1%
Air Freight & Logistics	3.2%
Building Products	6.1%
Commercial Services & Supplies	5.8%
Construction & Engineering	4.5%
Electrical Equipment	11.9%
Ground Transportation	8.0%
Industrial Conglomerates	3.4%
Machinery	20.6%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	5.4%
Trading Companies & Distributors	4.6%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012227
Shareholder Report [Line Items]
Fund Name		Information Technology Index Fund
Class Name		ETF Shares
Trading Symbol		VGT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[23]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 126,509,000,000
Holdings Count | Holding		322
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$126,509
Number of Portfolio Holdings	322
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communications Equipment	4.3%
Electronic Equipment, Instruments & Components	6.3%
IT Services	4.3%
Other	0.0%
Semiconductors & Semiconductor Equipment	40.1%
Software	26.1%
Technology Hardware, Storage & Peripherals	18.8%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012226
Shareholder Report [Line Items]
Fund Name		Information Technology Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VITAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[24]	0.09%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 126,509,000,000
Holdings Count | Holding		322
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$126,509
Number of Portfolio Holdings	322
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communications Equipment	4.3%
Electronic Equipment, Instruments & Components	6.3%
IT Services	4.3%
Other	0.0%
Semiconductors & Semiconductor Equipment	40.1%
Software	26.1%
Technology Hardware, Storage & Peripherals	18.8%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012228
Shareholder Report [Line Items]
Fund Name		International Growth Fund
Class Name		Investor Shares
Trading Symbol		VWIGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent	[25]	0.36%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 44,950,000,000
Holdings Count | Holding		127
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$44,950
Number of Portfolio Holdings	127
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Asia	40.3%
Europe	46.4%
North America	8.3%
Oceania	0.6%
South America	2.4%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012229
Shareholder Report [Line Items]
Fund Name		International Growth Fund
Class Name		Admiral™ Shares
Trading Symbol		VWILX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent	[26]	0.24%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 44,950,000,000
Holdings Count | Holding		127
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$44,950
Number of Portfolio Holdings	127
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Asia	40.3%
Europe	46.4%
North America	8.3%
Oceania	0.6%
South America	2.4%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055210
Shareholder Report [Line Items]
Fund Name		Mega Cap Index Fund
Class Name		ETF Shares
Trading Symbol		MGC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[27]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 10,336,000,000
Holdings Count | Holding		183
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,336
Number of Portfolio Holdings	183
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.0%
Consumer Discretionary	13.6%
Consumer Staples	3.7%
Energy	2.7%
Financials	9.6%
Health Care	9.8%
Industrials	9.9%
Real Estate	1.0%
Technology	44.9%
Telecommunications	2.1%
Utilities	1.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055209
Shareholder Report [Line Items]
Fund Name		Mega Cap Index Fund
Class Name		Institutional Shares
Trading Symbol		VMCTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[28]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 10,336,000,000
Holdings Count | Holding		183
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,336
Number of Portfolio Holdings	183
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.0%
Consumer Discretionary	13.6%
Consumer Staples	3.7%
Energy	2.7%
Financials	9.6%
Health Care	9.8%
Industrials	9.9%
Real Estate	1.0%
Technology	44.9%
Telecommunications	2.1%
Utilities	1.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055213
Shareholder Report [Line Items]
Fund Name		Mega Cap Value Index Fund
Class Name		ETF Shares
Trading Symbol		MGV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[29]	0.07%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,987,000,000
Holdings Count | Holding		132
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,987
Number of Portfolio Holdings	132
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	8.5%
Energy	6.4%
Financials	22.0%
Health Care	16.9%
Industrials	16.2%
Real Estate	1.0%
Technology	8.8%
Telecommunications	4.2%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055212
Shareholder Report [Line Items]
Fund Name		Mega Cap Value Index Fund
Class Name		Institutional Shares
Trading Symbol		VMVLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[30]	0.06%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 11,987,000,000
Holdings Count | Holding		132
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,987
Number of Portfolio Holdings	132
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	8.5%
Energy	6.4%
Financials	22.0%
Health Care	16.9%
Industrials	16.2%
Real Estate	1.0%
Technology	8.8%
Telecommunications	4.2%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
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[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.